Notes on the Consolidated Statements of Operations and Comprehensive Income/(Loss) - Earnings per share (Details) - EUR (€) € / shares in Units, € in Thousands, shares in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure Of Income Statement [Abstract]
Net loss	€ (412)	€ (4,874)
Weighted average shares outstanding - basic and diluted (in shares)	2,606	1,300
Net loss per share - basic and diluted (in euros per share)	€ (0.16)	€ (3.75)